Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation
The accompanying Navigator Holdings Ltd. (the “Company”), unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary for a fair presentation of the financial position of the Company and its subsidiaries as of June 30, 2021; the results of operations for the three and six months ended June 30, 2020 and 2021, the statement of stockholders’ equity for the three and six months ended June 30, 2020 and 2021, and cash flows for the six months ended June 30, 2020 and 2021. Unless the context otherwise requires, all references in the unaudited condensed consolidated financial statements to “our,” “we,” and “us” refer to the Company.
The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying unaudited condensed consolidated financial statements include the accounts of the Company, its subsidiaries and Variable Interest Entities (“VIE”) for which the Company is a primary beneficiary and are also consolidated (please read Note 16—Variable Interest Entities for additional information). All intercompany accounts and transactions have been eliminated in consolidation.
A discussion of the Company’s significant accounting policies can be found in the Company’s consolidated financial statements included in the 2020 Annual Report. There have been no material changes to these policies in the six months ended June 30, 2021, apart from the below:
On December 18, 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2019-12,
which modifies ASC 740 – Income Taxes (“Topic 740”) to simplify the accounting for income taxes, by removing certain exceptions to the general principles in Topic 740 and improve consistent application by clarifying and amending existing guidance. The amendments to this standard are effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period for which financial statements have not been issued, with the amendments to be applied on a retrospective, modified retrospective or prospective basis, depending on the specific amendment. We adopted the new standard with effect from January 1, 2021, and the adoption of this standard did not have a material impact on our consolidated financial statements and related disclosures for the three and six months ended June 30, 2021.
In January 2020, the FASB issued ASU
2020-01,
Clarifying the Interactions Between Topic 321, Topic 323, and Topic 815. The amendments in ASU
2020-01
make improvements related to the accounting for (1) an equity security under the measurement alternative before application or after discontinuation of the equity method of accounting and (2) forward contracts and purchased options to acquire an equity instrument that will be accounted for under Topic 323. The guidance is effective for annual and interim periods beginning after December 15, 2020, for public business entities and an entity may early adopt the guidance in any annual or interim period after issuance. We adopted the new standard with effect from January 1, 2021, and the adoption of this standard did not have a material impact on our consolidated financial statements and related disclosures for the three and six months ended June 30, 2021.
These unaudited condensed consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with U.S. GAAP for interim reporting. As such, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. It is recommended that these financial statements be read in conjunction with our audited consolidated financial statements and notes thereto for the year ended December 31, 2020, included in the 2020 Annual Report. The results for the three and six months ended June 30, 2021, are not necessarily indicative of results for the year ended December 31, 2021 or any other future periods.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848)—Reference Rate Reform on Financial Reporting. The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. ASU
2020-04
applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. This optional guidance may be applied prospectively from any date beginning March 12, 2020 but cannot be applied to modifications that occur after December 31, 2022. We do not currently have any contracts that have been changed to a new reference rate, but we will continue to evaluate our contracts and the effects of this standard on our consolidated financial position, results of operations, and cash flows prior to adoption.
In August 2020, the FASB issued ASU
2020-06,
“Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)”,
which provides guidance to simplify the issuer’s accounting for convertible debt instruments and, among other changes, eliminates some of the conditions for equity classification in for contracts in an entity’s own equity and requires enhanced disclosures surrounding the terms and features of convertible instruments. The guidance is effective for annual periods beginning after December 15, 2021, and interim periods within that annual period for public business entities and an entity may early adopt the guidance for annual periods beginning after December 15, 2020. We plan to adopt these amendments on January 1, 2022, and we do not expect this ASU to have a significant impact on our consolidated financial statements and disclosures, as we currently have no convertible debt instruments.